OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
OTHER LIABILITIES
NOTE 20. OTHER LIABILITIES
Other liabilities consist of the following:

Other liabilities	December 31, 2025 (1)	December 31, 2024
In millions of COP
Payables	4,000,570	3,547,341
Suppliers	1,943,318	1,840,622
Advances to obligations	1,686,868	1,373,401
Bonuses and short-term benefits	817,366	676,967
Deposits delivered as security(2)	764,034	378,767
Security contributions	611,103	559,038
Collection services	475,233	480,202
Salaries and other labor obligations	445,258	428,077
Provisions(3)	382,655	439,095
Advances in leasing operations and loans	194,886	173,168
Liabilities from contracts with customers(4)	48,658	68,040
Dividends(5)	24,775	873,598
Deferred interests	23,616	106,058
Other financial liabilities	59,913	46,187
Total	11,478,253	10,990,561
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025, which recorded other liabilities amounting to COP 729,354 that were reclassified to Liabilities related to investments in subsidiaries held for sale. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.
(2)The increase is mainly due to international counterparties for derivative transactions.
(3) See Note 21. Provisions and contingent liabilities.
(4)See Note 25.3 Commissions, in the detail of accounts receivable balances and contract liabilities.
(5)Dividends payable corresponds to the distribution of profits. As of December 2024, these corresponded to the last aliquot of the dividends declared on the 2023 profits, which were paid in January 2025. The dividends declared in March 2025 were paid on April 1, for COP3,751,125. Likewise, an extraordinary dividend payment was made on April 29, 2025, for COP600,180. See Consolidated Statement of Changes in Equity, distribution of dividends.